UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/17 (Unaudited)

CONVERTIBLE BONDS AND NOTES (70.2%)(a)
			Principal amount	Value

Aerospace and defense (1.3%)

Aerojet Rocketdyne Holdings, Inc. 144A cv. sr. unsec. sub. notes 2.25%, 12/15/23			$5,168,000	$5,855,990

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			3,320,000	3,452,800

				9,308,790
Automotive (1.4%)

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			6,436,000	6,452,090

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			2,755,000	3,013,281

				9,465,371
Biotechnology (2.7%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20			4,469,000	5,267,834

Medicines Co. (The) cv. sr. unsec. unsub. notes 2.75%, 7/15/23			4,880,000	5,194,150

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4.50%, 7/15/20			2,734,000	2,125,685

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			5,870,000	5,983,731

				18,571,400
Broadcasting (2.3%)

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			9,076,000	11,452,097

Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			4,430,000	4,759,481

				16,211,578
Cable television (2.2%)

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			12,182,000	15,136,135

				15,136,135
Capital goods (1.1%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			6,700,000	7,834,813

				7,834,813
Commercial and consumer services (5.5%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			5,404,000	7,430,500

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			6,904,000	6,809,070

Priceline Group, Inc. (The) cv. sr. unsec. Bonds 0.90%, 9/15/21			2,485,000	2,958,703

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			7,031,000	15,037,551

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22			4,336,000	5,761,460

				37,997,284
Communications equipment (0.5%)

Ciena Corp. 144A cv. sr. unsec. notes 3.75%, 10/15/18			2,574,000	3,539,250

				3,539,250
Components (0.6%)

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			4,510,000	4,495,906

				4,495,906
Computers (6.3%)

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			5,874,000	4,541,336

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			4,775,000	5,679,266

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19			6,885,000	7,427,194

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			5,108,000	5,235,700

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			7,205,000	8,191,184

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			4,105,000	6,234,469

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0.75%, 8/15/19			3,164,000	2,991,958

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21			3,559,000	3,445,557

				43,746,664
Conglomerates (0.8%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65%, 8/16/19 (Netherlands)			4,750,000	5,599,538

				5,599,538
Construction (0.8%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			4,700,000	5,496,063

				5,496,063
Consumer finance (0.6%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			3,688,000	3,946,160

				3,946,160
Consumer services (0.8%)

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			5,186,000	5,633,293

				5,633,293
Electronics (11.2%)

GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20(F)			2,944,000	294

Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 9/1/21			5,270,000	5,316,113

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			7,690,000	13,255,638

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27			19,597,000	21,703,678

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			6,270,000	6,770,973

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			2,683,000	6,890,279

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19			4,624,000	5,537,240

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			8,015,000	8,616,125

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22			5,990,000	6,038,669

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			2,155,000	4,041,972

				78,170,981
Entertainment (0.6%)

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19			3,738,000	4,396,823

				4,396,823
Health-care services (0.9%)

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18			2,553,000	3,510,375

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			2,485,000	2,621,675

				6,132,050
Investment banking/Brokerage (0.5%)

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			3,194,000	3,261,873

				3,261,873
Manufacturing (0.8%)

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24			4,873,000	5,265,886

				5,265,886
Media (1.6%)

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			9,315,000	11,515,669

				11,515,669
Medical technology (2.1%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)			3,213,000	205,632

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/17 (China) (In default)(F)(NON)			3,544,000	198,464

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero%, 3/1/18) 3/1/42(STP)			4,390,000	6,283,188

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			2,558,000	2,956,089

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			4,876,000	5,317,888

				14,961,261
Oil and gas (2.4%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			7,451,000	7,041,195

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			3,014,000	2,955,604

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			7,667,000	6,617,579

				16,614,378
Pharmaceuticals (5.1%)

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21			3,315,000	5,233,556

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			5,405,000	4,739,509

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			11,131,000	12,146,704

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22			5,536,000	5,560,220

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21			5,149,000	5,107,164

Teligent, Inc. cv. sr. unsec. notes 3.75%, 12/15/19			2,975,000	2,973,141

				35,760,294
Real estate (3.2%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			7,500,000	8,503,125

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			5,307,000	5,718,293

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			7,045,000	7,877,191

				22,098,609
Semiconductor (5.4%)

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			4,361,000	5,492,134

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			6,485,000	6,882,206

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			1,238,000	3,268,320

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			3,155,000	14,907,375

Teradyne, Inc. 144A cv. sr. unsec. notes 1.25%, 12/15/23			5,730,000	7,244,869

				37,794,904
Shipping (0.9%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22			3,212,000	3,567,328

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			3,171,000	2,838,045

				6,405,373
Software (2.0%)

Nice Systems, Inc. 144A cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			4,673,000	5,020,554

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			4,405,000	6,238,581

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			2,623,000	2,675,460

				13,934,595
Technology services (4.9%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4.25%, 8/15/18			2,625,000	7,076,016

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29			5,210,000	7,092,113

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			5,287,000	6,595,533

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			6,380,000	8,816,363

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			5,290,000	4,833,738

				34,413,763
Telecommunications (0.4%)

CalAmp Corp. cv. sr. unsec. notes 1.625%, 5/15/20			3,005,000	2,993,731

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)			5,121,000	512

				2,994,243
Tobacco (0.8%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			5,295,000	5,897,306

				5,897,306
Trucks and parts (0.5%)

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			4,018,000	3,832,168

				3,832,168

Total convertible bonds and notes (cost $433,830,280)				$490,432,421

CONVERTIBLE PREFERRED STOCKS (23.2%)(a)
			Shares	Value

Banking (2.7%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			6,315	$8,197,659

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			8,048	10,723,960

				18,921,619
Computers (0.3%)

NCR Corp. 5.50% cv. pfd.(PIK)			1,631	2,398,793

				2,398,793
Consumer (1.0%)

Stanley Black & Decker, Inc. $5.375 cv. pfd.(NON)			66,777	7,202,567

				7,202,567
Electric utilities (3.2%)

DTE Energy Co. $3.25 cv. pfd.			155,415	8,508,971

Great Plains Energy, Inc. zero % cv. pfd.			76,700	4,273,632

NextEra Energy, Inc. $3.06 cv. pfd.			168,010	9,299,354

				22,081,957
Financial (1.3%)

AMG Capital Trust II $2.575 cv. pfd.(S)			141,220	8,711,509

				8,711,509
Health-care services (1.1%)

Anthem, Inc. $2.63 cv. pfd.			149,899	7,716,801

				7,716,801
Manufacturing (1.6%)

Belden, Inc. $6.75 cv. pfd.			59,316	5,949,395

Rexnord Corp. $2.88 cv. pfd.			101,243	5,403,845

				11,353,240
Medical technology (1.7%)

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.(S)			205,115	11,463,877

				11,463,877
Oil and gas (1.1%)

Hess Corp. $2.00 cv. pfd.(S)			137,480	7,733,250

				7,733,250
Pharmaceuticals (2.3%)

Allergan PLC Ser. A, 5.50% cv. pfd.			17,865	15,966,844

				15,966,844
Power producers (0.3%)

Dynegy, Inc. $7.00 cv. pfd.			32,928	2,100,806

				2,100,806
Real estate (1.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			145,767	5,427,547

iStar, Inc. $2.25 cv. pfd.(R)			132,360	6,663,002

				12,090,549
Regional Bells (—%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			190	9,583

				9,583
Technology services (1.2%)

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.			45,439	8,118,132

				8,118,132
Telecommunications (3.7%)

American Tower Corp. $5.50 cv. pfd.(R)			84,485	10,238,526

Crown Castle International Corp. 6.88% cv. pfd.(NON)			6,718	7,143,921

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			83,961	8,422,122

				25,804,569

Total convertible preferred stocks (cost $144,027,254)				$161,674,096

COMMON STOCKS (2.3%)(a)
			Shares	Value

Alphabet, Inc. Class C(NON)			1,740	$1,619,070

Bank of America Corp.			84,420	2,036,210

Comcast Corp. Class A			44,500	1,802,250

Danaher Corp.			20,025	1,631,837

GT Advanced Technologies, Inc.(F)			476	5

JPMorgan Chase & Co.			21,770	1,998,486

Live Nation Entertainment, Inc.(NON)(S)			67,405	2,512,184

NVIDIA Corp.			25,065	4,073,313

Stone Energy Corp.(NON)(S)			32,868	709,291

Total common stocks (cost $12,328,806)				$16,382,646

CORPORATE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Stone Energy Corp. company guaranty notes 7.50%, 5/31/22			$1,088,508	$1,036,804

Total corporate bonds and notes (cost $1,241,643)				$1,036,804

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

GT Advanced Technologies, Inc.(F)	3/17/19	$0.00	487	$5

GT Advanced Technologies, Inc.(F)	3/17/19	0.00	331	3

Total warrants (cost $91,926)				$8

SHORT-TERM INVESTMENTS (6.4%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.15%(AFF)			28,876,687	$28,876,687

Putnam Cash Collateral Pool, LLC 1.29%(AFF)			15,772,175	15,772,175

Total short-term investments (cost $44,648,862)				$44,648,862

TOTAL INVESTMENTS

Total investments (cost $636,168,771)(b)				$714,174,837

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $698,276,031.
(b)	The aggregate identified cost on a tax basis is $645,895,097, resulting in gross unrealized appreciation and depreciation of $92,493,436 and $24,213,696, respectively, or net unrealized appreciation of $68,279,740.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17
Putnam Cash Collateral Pool, LLC*#	$9,165,600	$108,138,409	$101,531,834	$74,581	$15,772,175
Putnam Short Term Investment Fund**	37,483,736	155,476,879	164,083,928	140,986	28,876,687
Totals	$46,649,336	$263,615,288	$265,615,762	$215,567	$44,648,862

* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $15,772,175, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,498,225.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,802,250	$—	$—
Conglomerates	1,631,837	—	—
Consumer cyclicals	2,512,184	—	—
Energy	709,291	—	—
Financials	4,034,696	—	—
Technology	5,692,383	—	5
Total common stocks	16,382,641	—	5
Convertible bonds and notes	—	490,027,519	404,902
Convertible preferred stocks	—	161,674,096	—
Corporate bonds and notes	—	1,036,804	—
Warrants	—	—	8
Short-term investments	28,876,687	15,772,175	—

Totals by level	$45,259,328	$668,510,594	$404,915

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$8	$—

Total	$8	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		800

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017